Cover	Oct. 29, 2020	Sep. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2020
Entity File Number		001-37850
Entity Registrant Name		ATOMERA INCORPORATED
Entity Central Index Key	0001420520
Entity Tax Identification Number		30-0509586
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		750 University Avenue
Entity Address, Address Line Two		Suite 280
Entity Address, City or Town		Los Gatos
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95032
City Area Code		(408)
Local Phone Number		442-5248
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock: Par value $0.001
Trading Symbol		ATOM
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		true